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KATHERINE COGHLAN katherine.coghlan@dechert.com +1 212 641 5643 Direct +1 212 314 0026 Fax

June 8, 2023

VIA EDGAR

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

100 F Street, NE

Washington, D.C. 20549

Re:	Harbor ETF Trust (the “Registrant”)

Securities Act File No. 333-255884

Post-Effective Amendment No. 31

Investment Company Act File No. 811-23661

Amendment No. 33

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 31 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 33 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering shares of Harbor Long-Short Equity ETF as a new series of the Registrant.

No fees are required in connection with this filing. Please contact me at (212) 641-5643 with any comments or questions concerning this filing. Thank you in advance for your consideration.

Sincerely,

/s/ Katherine Coghlan

Katherine Coghlan